Segmental Information (Details)	12 Months Ended
Mar. 31, 2026 Segment
Segmental Information [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of Reportable Segments	1
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM regularly receives and reviews the following expense categories, which are included in the segment’s measure of profit or loss.